AST PRUDENTIAL CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.9%
Corporate Bonds — 95.1%
Aerospace & Defense — 2.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	100	$99,702
3.750%	02/01/50	50	47,755
7.950%	08/15/24	50	60,544
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	50	48,409
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	04/01/31	60	59,965
			316,375
Agriculture — 1.8%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	50	46,375
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	150	164,074
			210,449
Airlines — 1.9%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	50	51,283
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	16,009
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	100	115,054
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	44	43,317
			225,663
Apparel — 0.0%
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	5	5,077
Auto Manufacturers — 1.6%
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	50	64,819
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	90	92,515
Sr. Unsec’d. Notes
2.350%	01/08/31	20	19,105
2.700%	08/20/27	10	10,213
			186,652
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Auto Parts & Equipment — 0.6%
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25	60	$69,253
Banks — 12.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.831%(ff)	10/24/51	15	13,707
3.824%(ff)	01/20/28	225	247,578
Citigroup, Inc.,
Sub. Notes
4.300%	11/20/26	175	195,874
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23	15	15,279
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26	45	44,071
1.992%(ff)	01/27/32	20	18,989
3.800%	03/15/30	25	27,524
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	130	123,418
3.782%(ff)	02/01/28	230	253,671
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	135	148,020
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	100	93,356
1.928%(ff)	04/28/32	193	182,015
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	61,482
			1,424,984
Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	62	73,685
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	15	19,344
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.250%	03/15/31	10	9,830
4.417%	05/25/25	80	89,753
			192,612
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41	16	20,227
Sr. Unsec’d. Notes, 144A
2.770%	09/01/53	19	16,892
A1

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	10	$8,634
			45,753
Building Materials — 1.8%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	25	25,906
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	18,760
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30	20	19,079
2.000%	02/15/31	50	47,462
4.500%	05/15/47	10	11,482
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	44,083
4.300%	07/15/47	20	21,875
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	16,107
			204,754
Chemicals — 2.6%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.800%	05/15/49	30	36,002
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	25	24,707
3.375%	10/01/40	60	59,691
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	95	98,744
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.230%	10/01/25	40	39,339
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	40	45,473
			303,956
Commercial Services — 2.3%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	50	55,731
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	65	63,768
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	100	111,804
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Commercial Services (cont’d.)
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	40	$41,655
			272,958
Computers — 2.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61	100	89,922
Fortinet, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/31	50	48,513
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	96,982
			235,417
Diversified Financial Services — 1.0%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	55,254
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
1.650%	03/11/31	50	46,752
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	10	11,443
			113,449
Electric — 11.7%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	107,316
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	48,284
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	24,700
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	20	18,566
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	50	53,319
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31	40	38,646
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	20	19,692
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	24,889

A2

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	$43,057
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	45	48,068
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	40	40,837
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	54,586
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	54,428
Liberty Utilities Finance GP 1 (Canada),
Gtd. Notes, 144A
2.050%	09/15/30	45	42,418
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	50	49,141
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	5	4,993
3.750%	06/15/24	50	53,573
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	60	60,083
4.950%	07/01/50	30	30,931
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	90	121,509
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	36,256
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	48,552
San Diego Gas & Electric Co.,
First Mortgage
5.350%	05/15/35	40	47,968
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	100	100,052
2.250%	06/01/30	25	24,204
First Ref. Mortgage
5.500%	03/15/40	10	12,229
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	31,909
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	40,824
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	75	$78,449
			1,359,479
Electronics — 0.4%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	45	43,818
Foods — 2.0%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	55	65,590
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
1.375%	11/01/27	60	57,828
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.875%	10/15/32	10	9,331
2.625%	09/04/50	20	17,290
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	50	50,371
3.000%	10/15/30	10	9,945
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	15	19,019
			229,374
Gas — 1.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	15	15,314
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	105	104,988
			120,302
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50	15	13,655
Healthcare-Services — 2.5%
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51	10	9,238
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	10	9,450
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	28,435
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	110	122,528

A3

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	$28,451
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	51,716
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	19,194
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	25	24,155
			293,167
Home Builders — 0.3%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	35	36,817
Insurance — 0.3%
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	19,500
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	16,141
			35,641
Iron/Steel — 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	20	21,167
Lodging — 0.5%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	50	57,290
Machinery-Diversified — 0.3%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	30	34,196
Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	50	49,235
3.500%	06/01/41	35	33,224
4.800%	03/01/50	20	21,533
Comcast Corp.,
Gtd. Notes
3.999%	11/01/49	70	78,018
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	53,263
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	50	54,249
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50	40	$44,061
Walt Disney Co. (The),
Gtd. Notes
6.400%	12/15/35	31	43,813
			377,396
Mining — 2.8%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	148,493
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	28,178
5.950%	03/15/24	50	56,246
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	15,419
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	40	48,936
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	25	27,424
			324,696
Miscellaneous Manufacturing — 2.0%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	109,953
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	57,065
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	62,137
			229,155
Oil & Gas — 8.2%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	30	32,433
5.400%	06/15/47	30	33,369
Chevron USA, Inc.,
Gtd. Notes
3.900%	11/15/24	50	55,085
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	110	121,454
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	50	52,584
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	100	105,511

A4

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.125%	03/24/31	20	$19,978
Energen Corp.,
Sr. Unsec’d. Notes
4.625%	09/01/21	30	30,152
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22	50	51,154
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	58,283
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.780%(s)	10/10/36	150	76,281
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	20	20,907
Phillips 66,
Gtd. Notes
2.150%	12/15/30	35	33,169
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	40	37,163
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	15	14,614
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	10	9,460
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	15	14,733
2.700%	04/15/23	125	129,789
4.000%	04/01/29	50	54,203
			950,322
Packaging & Containers — 1.2%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
0.950%	02/15/24	30	29,854
1.570%	01/15/26	60	59,067
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	20	19,858
Sonoco Products Co.,
Sr. Unsec’d. Notes
3.125%	05/01/30	30	31,047
			139,826
Pharmaceuticals — 5.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	110	116,783
4.050%	11/21/39	15	16,721
4.250%	11/21/49	25	28,299
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	50	58,176
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	70	$80,120
Sr. Unsec’d. Notes
2.400%	03/15/30	100	99,057
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	56,038
1.875%	02/28/31	15	14,108
5.050%	03/25/48	50	61,377
Johnson & Johnson,
Sr. Unsec’d. Notes
1.300%	09/01/30	80	75,055
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	33,074
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	5	5,123
4.000%	06/22/50	12	12,246
			656,177
Pipelines — 6.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	50	50,336
Energy Transfer Operating LP,
Gtd. Notes
5.500%	06/01/27	30	34,606
6.250%	04/15/49	60	70,770
Enterprise Products Operating LLC,
Gtd. Notes
4.800%	02/01/49	30	34,584
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	20	18,656
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	29,602
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	50	55,560
5.500%	02/15/49	40	47,671
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	50,904
3.100%	03/15/30	75	75,484
4.350%	03/15/29	50	54,514
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.450%	12/15/24	50	52,061
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,998
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	50	50,070

A5

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	25	$26,262
Western Midstream Operating LP,
Sr. Unsec’d. Notes
6.500%	02/01/50	5	5,403
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	29,336
			705,817
Real Estate Investment Trusts (REITs) — 2.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	20	21,588
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	23,253
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	70	74,079
4.000%	01/15/31	10	10,341
5.375%	11/01/23	50	54,675
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	13,754
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28	15	14,591
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	25	26,065
2.800%	06/01/31	35	34,795
			273,141
Retail — 2.1%
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	20,181
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	25	28,811
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	40	36,735
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30	40	37,730
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	30	33,697
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	40	37,034
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Retail (cont’d.)
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	$50,993
			245,181
Semiconductors — 3.0%
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	47	50,069
Gtd. Notes, 144A
2.450%	02/15/31	30	28,340
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	153	153,438
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	65	64,914
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	50	55,570
			352,331
Software — 0.8%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	61,351
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	9,834
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	20	19,332
			90,517
Telecommunications — 5.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	200,018
Sr. Unsec’d. Notes, 144A
3.650%	09/15/59	98	89,698
Sprint Corp.,
Gtd. Notes
7.625%	03/01/26	100	122,509
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	04/15/50	55	61,459
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	60	59,921
2.650%	11/20/40	100	91,401
4.522%	09/15/48	15	17,295
			642,301
Transportation — 0.2%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	25	26,792

A6

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	$19,647

Total Corporate Bonds (cost $11,144,781)			11,085,557
Municipal Bonds — 1.2%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	37,719
Illinois — 0.4%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	40	45,018
Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	23,215
Pennsylvania — 0.3%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	25	33,005

Total Municipal Bonds (cost $139,258)			138,957
U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds
1.250%	05/15/50	120	90,694
1.625%	11/15/50	115	95,935

Total U.S. Treasury Obligations (cost $218,705)			186,629

Total Long-Term Investments (cost $11,502,744)			11,411,143

	Shares	Value
Short-Term Investment — 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $142,158)(wb)	142,158	$142,158

TOTAL INVESTMENTS—99.1% (cost $11,644,902)		11,553,301

Other assets in excess of liabilities(z) — 0.9%		100,360

Net Assets — 100.0%		$11,653,661

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
GMTN	Global Medium Term Note
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Jun. 2021	$882,906	$(669)
2	5 Year U.S. Treasury Notes	Jun. 2021	246,797	(3,291)
1	20 Year U.S. Treasury Bonds	Jun. 2021	154,594	(6,040)
				(10,000)
Short Positions:
6	10 Year U.S. Treasury Notes	Jun. 2021	785,625	13,846
1	10 Year U.S. Ultra Treasury Notes	Jun. 2021	143,687	5,366
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	724,875	39,666
				58,878
				$48,878
A7

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8